Fair Value Measurements - Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets:
Interest rate swaps (see Note 18)	$ 12.2	$ 35.6
Fair Value, Measurements, Recurring
Assets:
Interest rate swaps (see Note 18)	12.2	35.6
Liabilities:
Interest rate swaps (see Note 18)	(1.7)	0.0
Forward exchange contracts (see Note 18)	(0.6)	(2.8)
Fair Value, Measurements, Recurring | Level 1
Assets:
Interest rate swaps (see Note 18)	0.0	0.0
Liabilities:
Interest rate swaps (see Note 18)	0.0	0.0
Forward exchange contracts (see Note 18)	0.0	0.0
Fair Value, Measurements, Recurring | Level 2
Assets:
Interest rate swaps (see Note 18)	12.2	35.6
Liabilities:
Interest rate swaps (see Note 18)	(1.7)	0.0
Forward exchange contracts (see Note 18)	$ (0.6)	(2.8)
Forward exchange contracts | Fair Value, Measurements, Recurring
Assets:
Interest rate swaps (see Note 18)			$ 2.9
Liabilities:
Interest rate swaps (see Note 18)		(2.8)	(0.1)
Forward exchange contracts | Fair Value, Measurements, Recurring | Level 2
Assets:
Interest rate swaps (see Note 18)			2.9
Liabilities:
Interest rate swaps (see Note 18)		(2.8)	(0.1)
Interest rate swaps | Fair Value, Measurements, Recurring
Assets:
Interest rate swaps (see Note 18)		35.6	41.1
Interest rate swaps | Fair Value, Measurements, Recurring | Level 2
Assets:
Interest rate swaps (see Note 18)		$ 35.6	$ 41.1